INVESTMENTS - Changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESTMENTS
Balances at beginning of the period	R$ 98,902	R$ 85,745
Equity pickup	(5,847)	1,580	R$ 1,244
Provision for losses on investments	(700)
Other comprehensive income	9,302	11,577
Balances at end of the period	101,657	98,902	85,745
Other investments
INVESTMENTS
Balances at beginning of the period	1,680	1,342
Provision for losses on investments	(700)
Other comprehensive income	(625)	338
Balances at end of the period	355	1,680	1,342
Joint ventures
INVESTMENTS
Balances at beginning of the period	97,222	84,403
Equity pickup	(5,847)	1,580
Other comprehensive income	9,927	11,239
Balances at end of the period	R$ 101,302	R$ 97,222	R$ 84,403